Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-11653

[redacted]

05067925

NYSE

November 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

23

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares, Inc., iShares MSCI South Korea Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 8-A received on November 23, 2005. Tentative listing date – November 30, 2005.

Sincerely,

PROCESSED
DEC 01 2005
THOMSON FINANCIAL